RELIANCE, INC. STOCK FUND (Tables)	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
RELIANCE, INC. STOCK FUND
Schedule of assets and liabilities of the Reliance, Inc. Stock Fund

December 31,	2025	2024
Reliance, Inc. common stock (608,179 shares as of December 31, 2025 and 648,334 shares as of December 31, 2024)	$175,684,668	$174,570,413
Interest-bearing cash	7,215,987	7,201,880
Other receivables	35,143	70,320
Other payables	(38,353)	(2,673)
	$182,897,445	$181,839,940